SHAREHOLDERS' EQUITY (Details Narrative) - USD ($)																																						1 Months Ended																									3 Months Ended		12 Months Ended
	Mar. 13, 2019	Mar. 07, 2019	Mar. 05, 2019	Feb. 06, 2019	Jan. 07, 2019	Dec. 14, 2018	Nov. 12, 2018	Oct. 11, 2018	Oct. 08, 2018	Oct. 05, 2018	Aug. 06, 2018	Jun. 12, 2018	Jun. 06, 2018	Jun. 04, 2018	May 14, 2018	May 07, 2018	May 02, 2018	Apr. 09, 2018	Apr. 05, 2018	Mar. 15, 2018	Feb. 12, 2018	Jan. 12, 2018	Dec. 11, 2017	Nov. 06, 2017	Oct. 09, 2017	Oct. 02, 2017	Sep. 07, 2017	Jul. 14, 2017	Jul. 07, 2017	Jun. 08, 2017	Jun. 05, 2017	May 09, 2017	Apr. 12, 2017	Mar. 06, 2017	Jan. 10, 2017	Jan. 09, 2017	Oct. 10, 2013	Mar. 19, 2019	Feb. 19, 2019	Feb. 14, 2019	Jan. 25, 2019	Nov. 30, 2018	Oct. 26, 2018	Oct. 23, 2018	Oct. 19, 2018	Oct. 17, 2018	Sep. 18, 2018	Jul. 25, 2018	Jul. 19, 2018	May 24, 2018	Apr. 27, 2018	Mar. 29, 2018	Feb. 23, 2018	Feb. 15, 2018	Jan. 16, 2018	Dec. 27, 2017	Dec. 21, 2017	Oct. 24, 2017	Oct. 16, 2017	Feb. 13, 2017	Jan. 27, 2017	Jan. 24, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Common stock, authorized shares																																																															900,000,000		900,000,000	900,000,000
Common stock, par value																																																															$ 0.001		$ 0.001	$ 0.001
Preferred stock, authorized shares																																																															750,000,000		750,000,000	750,000,000
Preferred stock, par value																																																															$ 0.001		$ 0.001	$ 0.001
Preferred stock, issued shares																																																															50,000,000		50,000,000	50,000,000
Preferred stock, outstanding shares																																																															50,000,000		50,000,000	50,000,000
Common Stock, Value																																																															$ 125,075		$ 104,147	$ 44,905
Common stock, shares issued for services, value																																																															79,025		315,113	239,294
Cash proceeds from common stock																																																															53,700		20,547	80,000
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount																																																																	63,000	1,117,846
Preferred stock, value																																																															$ 50,000		$ 50,000	$ 50,000
Series A Convertible Preferred Stock [Member]
Preferred stock, issued shares																																																															50,000,000		50,000,000	50,000,000
Preferred stock, outstanding shares																																																															50,000,000		50,000,000	50,000,000
Chief Executive Officer [Member]
Extinguishment of notes payable																																																															$ 250,000		$ 250,000
Officers [Member]
Number of options, shares																																																															29,887		29,887
Option exercise price																																																															$ 0.2818		$ 0.2818
Option, value																																																															$ 4,695		$ 4,695
Related parties [Member]
Issued common stock to related parties for conversion of accrued compensation at fair market value, Shares																														16,530,769																						663,856					1,260,000
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount																														$ 991,846																						$ 63,000					$ 126,000
Non-related parties [Member]
Common stock, shares issued for services, shares	1,000,000	1,000,000			1,800,000		1,000,000			1,000,000						11,000,000		250,000	250,000	100,000	40,000	200,000	600,000	50,000	150,000	50,000		150,000	120,196		120,000	70,000	150,000	10,000	5,000	3,000			3,333,333	250,000	2,000,000	5,208,333					4,411,765	5,800,000			300,000	75,000	100,000	100,000	150,000	75,000		100,000	100,000	10,000	36,000	8,000
Common stock, shares issued for services, value	$ 7,800	$ 9,600			$ 9,000		$ 11,500			$ 7,400						$ 34,100		$ 17,500	$ 19,750	$ 8,500	$ 3,216	$ 30,000	$ 72,000	$ 4,050	$ 5,495	$ 15,000		$ 13,350	$ 8,413		$ 10,000	$ 5,600	$ 22,500	$ 3,000	$ 1,250	$ 690			$ 40,000	$ 3,825	$ 8,800	$ 36,979					$ 30,000	$ 58,000			$ 10,050	$ 7,117	$ 8,810	$ 10,000	$ 22,500	$ 6,045		$ 8,010	$ 9,180	$ 2,100	$ 10,800	$ 2,080
Restricted common stock, shares issued																											8,000,000
Restricted common stock, value																											$ 80,000
Power Up Lending Group, Ltd [Member]
Common stock, shares issued								3,428,571	2,348,571		2,181,818	1,703,125	1,738,235	2,341,176	943,396		840,336																										3,613,514	4,272,222	3,840,000	3,837,143			2,010,050	1,041,667
Common stock price per share								$ 0.0035	$ 0.0035		$ 0.0055	$ 0.0064	$ 0.0068	$ 0.0068	$ 0.0106		$ 0.0119																										$ 0.0037	$ 0.0036	$ 0.0035	$ 0.0035			$ 0.00597	$ 0.0096
Convertible note payable, reduction in principal								$ 12,000	$ 7,100		$ 12,000	$ 9,580	$ 11,820	$ 14,600	$ 10,000		$ 10,000																										$ 12,050	$ 15,380	$ 12,040	$ 13,430			$ 12,000	$ 10,000
Convertible note payable, reduction in accrued interest									$ 1,120			$ 1,320		$ 1,320																													$ 1,320		$ 1,400
Common stock, fair market value per share								$ 0.012	$ 0.0084		$ 0.0124	$ 0.0113	$ 0.0127	$ 0.03	$ 0.028		$ 0.035																										$ 0.0089	$ 0.0071	$ 0.0075	$ 0.0083			$ 0.013	$ 0.0161
Hadronic Technologies Press, Inc [Member] | Series A Convertible Preferred Stock [Member]
Preferred stock, issued shares																																					50,000,000
Common Stock, Value																																					$ 500,000
Description of convertible preferred stock																																					The Series "A" Convertible Preferred Stock has 15 votes per share and is convertible into 10 shares of our common stock at the election of the shareholder.
Preferred stock, value																																					$ 500,000
GHS Investments LLC [Member]
Common stock, shares sold			5,790,000	4,534,293		4,353,125																																1,220,867
Cash proceeds from common stock			$ 34,740	$ 13,784		$ 20,547																																$ 5,177
Common stock price per share			$ 0.006	$ 0.003		$ 0.00472																																$ 0.0042
Common stock, fair market value per share			$ 0.0105	$ 0.005		$ 0.0069																																$ 0.0062